Income Tax - Summary of Income Tax Credit (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
U.K. corporation tax R&D credit	£ 5,277,380	£ 8,152,084	£ 5,331,271
Income tax credit	£ 5,277,380	£ 8,152,084	£ 5,331,271